Subsequent Events (Details Narrative) - USD ($)		1 Months Ended	12 Months Ended
	Jan. 14, 2022	Feb. 25, 2022	Dec. 31, 2021	Dec. 31, 2020
Aggregate purchase price			$ 10,000,000
E V Group Holdings [Member]
Cash paid for acquisition	$ 1,250,000
Common stock issued value for acquisition	$ 17,500,000
Series C Preferred Stock [Member]
Preferred Stock Issued			2,370,370	0
February 2022 Investors [Member] | Series C Preferred Stock [Member]
Aggregate face value of shares		$ 12,050,000
Aggregate purchase price		$ 10,845,000
Preferred Stock Issued		3,856,000